Property, Plant, and Equipment - Net (Details) - Schedule of property, plant, and equipment - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 19,035	$ 9,731
Less: accumulated depreciation	(2,952)	(1,493)
Net	16,083	8,238
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,574	2,574
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,106	1,394
Machinery and equipment [member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	12,526	4,276
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	187	21
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	109	100
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,533	$ 1,366